Explanation of the Effects of Transition to International Financial Reporting Standards - Schedule of Reconciling ITA GAAP and IFRS Consolidated Statement of Cash Flows (Detail) - EUR (€)
€ in Thousands
			12 Months Ended
		Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit / (loss) for the year			€ 33,119	€ (30,845)	[1]
Adjustments for:
Depreciation			10,154	10,861
Amortization			910	1,569
Share of profit (loss) of equity-accounted investees, net of tax			290	(18)
(Gain) loss on sale of property, plant and equipment			(171)	73
Unrealized foreign exchange gains (losses)			174	(1,141)
Deferred income for capital grants			(769)	(989)
Tax expense			7,429	2,886
Total adjustment			(53,598)	17,880
Inventories			5,999	(1,387)
Trade and other receivables			(3,678)	5,723
Other assets			(1,675)	1,484
Trade and other payables			7,365	11,854
Contract liabilities			12,317	3,235
Provisions			(3,694)	3,732
Other liabilities net			1,119
One-time termination benefit payments			(1,411)	(8,272)
Employees' leaving entitlement			(1,066)	(606)
Total changes			15,276	15,763
Cash provided by (used in) operating activities			(5,203)	2,798
Interest paid			(3,033)	(2,821)
Income taxes paid			(3,112)	(4,878)
Net cash used in operating activities			(11,348)	(4,901)
Cash flows from investing activities:
Additions			(7,283)	(6,708)
Disposals			572	760
Intangible assets			(878)	(845)
Purchase of business, net of cash acquired				(3,558)
Net cash provided by (used in) investing activities			14,567	(10,351)
Cash flows from financing activities:
Proceeds				12,500
Repayments			(4,774)	(4,744)
Short-term borrowings			7,419	5,956
Dividends distribution to non-controlling interests			(453)	(1,349)
Net cash provided by financing activities			2,192	12,363
Increase (decrease) in cash and cash equivalents			5,411	(2,889)
Cash and cash equivalents as at January 1 (*)	[2]		55,035	60,565
Effect of movements in excahnge rates on cash held			(77)	(2,641)
Cash and cash equivalents as at December 31 (*)	[2]		60,369	55,035
Previous GAAP [member]
Cash flows from operating activities:
Profit / (loss) for the year				(31,852)
Adjustments for:
Depreciation				12,823
(Gain) loss on sale of property, plant and equipment				73
Deferred income taxes				(1,241)
Unrealized foreign exchange gains (losses)				(1,141)
Deferred income for capital grants				(386)
Total adjustment				10,128
Inventories				(3,213)
Trade and other receivables				10,386
Other assets				407
Trade and other payables				10,643
Liabilities for current income taxes				(377)
Salaries, wages and related liabilities				4,578
Other liabilities net				3,264
One-time termination benefit payments				(8,272)
Employees' leaving entitlement				(581)
Total changes				16,835
Cash provided by (used in) operating activities				(4,889)
Net cash used in operating activities				(4,889)
Cash flows from investing activities:
Additions				(6,708)
Disposals				760
Intangible assets				(845)
Purchase of business, net of cash acquired				(3,558)
Dividends distribution to Non-controlling interests				(1,349)
Net cash provided by (used in) investing activities				(11,700)
Cash flows from financing activities:
Proceeds				12,500
Repayments				(4,744)
Short-term borrowings				1,528
Net cash provided by financing activities				9,284
Increase (decrease) in cash and cash equivalents				(7,305)
Cash and cash equivalents as at January 1 (*)			55,035	64,981
Effect of movements in excahnge rates on cash held				(2,641)
Cash and cash equivalents as at December 31 (*)				55,035
Effect of transition to IFRSs [member]
Cash flows from operating activities:
Profit / (loss) for the year				1,007
Adjustments for:
Depreciation				(1,962)
Amortization				1,569
Interest expenses				4,639
Share of profit (loss) of equity-accounted investees, net of tax				(18)
Deferred income taxes				1,241
Deferred income for capital grants				(603)
Tax expense				2,886
Total adjustment				7,752
Inventories		€ 1,826		1,826
Trade and other receivables				(4,663)
Other assets				1,077
Trade and other payables				1,211
Contract liabilities				3,235
Provisions				3,732
Liabilities for current income taxes				377
Salaries, wages and related liabilities				(4,578)
Other liabilities net				(3,264)
Employees' leaving entitlement				(25)
Total changes				(1,072)
Cash provided by (used in) operating activities				7,687
Interest paid				(2,821)
Income taxes paid				(4,878)
Net cash used in operating activities				(12)
Cash flows from investing activities:
Dividends distribution to Non-controlling interests				1,349
Net cash provided by (used in) investing activities				1,349
Cash flows from financing activities:
Short-term borrowings				4,428
Dividends distribution to non-controlling interests				(1,349)
Net cash provided by financing activities				3,079
Increase (decrease) in cash and cash equivalents				4,416
Cash and cash equivalents as at January 1 (*)				(4,416)
IFRS [member]
Cash flows from operating activities:
Profit / (loss) for the year				(30,845)
Adjustments for:
Depreciation				10,861
Amortization				1,569
Interest expenses				4,639
Share of profit (loss) of equity-accounted investees, net of tax				(18)
(Gain) loss on sale of property, plant and equipment				73
Unrealized foreign exchange gains (losses)				(1,141)
Deferred income for capital grants				(989)
Tax expense				2,886
Total adjustment				17,880
Inventories				(1,387)
Trade and other receivables				5,723
Other assets				1,484
Trade and other payables				11,854
Contract liabilities				3,235
Provisions				3,732
One-time termination benefit payments				(8,272)
Employees' leaving entitlement				(606)
Total changes				15,763
Cash provided by (used in) operating activities				2,798
Interest paid				(2,821)
Income taxes paid				(4,878)
Net cash used in operating activities				(4,901)
Cash flows from investing activities:
Additions				(6,708)
Disposals				760
Intangible assets				(845)
Purchase of business, net of cash acquired				(3,558)
Net cash provided by (used in) investing activities				(10,351)
Cash flows from financing activities:
Proceeds				12,500
Repayments				(4,744)
Short-term borrowings				5,956
Dividends distribution to non-controlling interests				(1,349)
Net cash provided by financing activities				12,363
Increase (decrease) in cash and cash equivalents				(2,889)
Cash and cash equivalents as at January 1 (*)			€ 55,035	60,565
Effect of movements in excahnge rates on cash held				(2,641)
Cash and cash equivalents as at December 31 (*)				€ 55,035

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.
[2]	As at December 31, 2018 and 2017 cash and cash equivalents includes bank overdrafts of 1,762 and nil, respectively, that are repayable on demand and form an integral part of the Group's cash management.